Appendix 2.1 Additional Information No. 715 of February 3, 2012 - Summary of Type of Portfolio (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Trade And Other Receivables [Line Items]
Trade and other receivables, current	$ 1,386,241	$ 1,495,258	[1]	$ 1,652,333
Non-current receivables	1,105,384	1,163,370	[1]	1,030,279
Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,516,309	1,591,329		1,740,630
Non-current receivables	1,109,665	1,166,226		1,045,158
Portfolio By Type | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,347,672	1,507,914		1,627,724
Non-current receivables	994,594	1,068,931		883,872
Portfolio By Type | Gross Carrying Amount [Member] | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	37,856	30,616		23,601
Portfolio By Type | Gross Carrying Amount [Member] | 31-60 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	14,688	11,892		15,037
Portfolio By Type | Gross Carrying Amount [Member] | 61-90 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		7,652
Portfolio By Type | Gross Carrying Amount [Member] | 61 - 90 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	9,943			9,869
Portfolio By Type | Gross Carrying Amount [Member] | 91 - 120 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	10,941	5,538		7,966
Portfolio By Type | Gross Carrying Amount [Member] | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	6,485	8,254		7,990
Portfolio By Type | Gross Carrying Amount [Member] | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	6,716	5,522		7,075
Portfolio By Type | Gross Carrying Amount [Member] | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	5,123	4,030		6,191
Portfolio By Type | Gross Carrying Amount [Member] | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	6,926	3,336		7,245
Portfolio By Type | Gross Carrying Amount [Member] | More than 251 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	165,114	151,534		251,324
Portfolio By Type | Gross Carrying Amount [Member] | Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,083,880	1,279,540		1,291,426
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	5,129	5,465		1,468
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	3,213	549		471
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		412
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | 61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	27			223
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	3,460	13		799
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	26	3,347		496
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	453	309		1
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	13	57		21
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	14	136		1,711
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	51,608	68,345		128,592
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	374,402	715,609		847,771
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Large customers [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	5,129	5,465		1,468
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Large customers [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	3,213	549		471
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Large customers [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		412
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Large customers [Member] | 61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	27			223
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Large customers [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	3,460	13		799
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Large customers [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	26	3,347		496
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Large customers [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	453	309		1
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Large customers [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	13	57		21
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Large customers [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	14	136		1,711
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Large customers [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	51,608	68,345		128,133
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Large customers [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	374,402	715,609		847,524
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Other Consumers [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current				459
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Other Consumers [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current				247
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	438,345	794,242		981,553
Non-current receivables	2	6,022		2,548
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Large customers [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	438,345	794,242		980,847
Non-current receivables	2	6,022		2,548
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Other Consumers [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current				706
Trade receivables, distribution [Member] | Portfolio By Type | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	31,679	24,175		20,620
Trade receivables, distribution [Member] | Portfolio By Type | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,048	976		1,513
Trade receivables, distribution [Member] | Portfolio By Type | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	11,048	10,871		13,738
Trade receivables, distribution [Member] | Portfolio By Type | 31-60 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	427	472		828
Trade receivables, distribution [Member] | Portfolio By Type | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		6,860
Trade receivables, distribution [Member] | Portfolio By Type | 61-90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		380
Trade receivables, distribution [Member] | Portfolio By Type | 61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	9,568			9,146
Trade receivables, distribution [Member] | Portfolio By Type | 61 - 90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	348			500
Trade receivables, distribution [Member] | Portfolio By Type | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	7,219	5,243		6,782
Trade receivables, distribution [Member] | Portfolio By Type | 91 - 120 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	262	282		385
Trade receivables, distribution [Member] | Portfolio By Type | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	6,226	4,699		7,177
Trade receivables, distribution [Member] | Portfolio By Type | 121-150 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	233	208		317
Trade receivables, distribution [Member] | Portfolio By Type | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	6,045	5,004		6,783
Trade receivables, distribution [Member] | Portfolio By Type | 151-180 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	218	209		291
Trade receivables, distribution [Member] | Portfolio By Type | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	4,901	3,776		5,940
Trade receivables, distribution [Member] | Portfolio By Type | 181-210 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	209	197		230
Trade receivables, distribution [Member] | Portfolio By Type | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	6,677	2,987		5,213
Trade receivables, distribution [Member] | Portfolio By Type | 211-250 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	235	213		321
Trade receivables, distribution [Member] | Portfolio By Type | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	108,407	79,498		119,907
Trade receivables, distribution [Member] | Portfolio By Type | More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	5,099	3,691		2,825
Trade receivables, distribution [Member] | Portfolio By Type | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	675,557	525,063		378,148
Trade receivables, distribution [Member] | Portfolio By Type | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	33,921	38,868		65,507
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	20,846	18,158		14,498
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,022	937		1,015
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	7,621	7,928		9,230
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 31-60 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	419	458		656
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		5,859
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 61-90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		347
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	6,777			7,238
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 61 - 90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	347			498
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	5,305	4,552		5,694
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 91 - 120 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	261	259		380
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	5,666	4,395		5,719
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 121-150 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	233	196		313
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	4,956	4,727		5,901
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 151-180 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	218	209		289
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	3,750	3,489		4,621
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 181-210 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	209	197		230
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	5,188	2,691		4,335
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 211-250 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	235	213		320
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	88,344	61,381		94,688
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	4,710	3,350		2,443
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	604,695	483,715		343,665
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	32,213	36,875		60,224
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	6,954	3,472		3,897
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	24	31		14
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	2,058	1,392		2,014
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 31-60 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	7	13		13
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		423
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 61-90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		10
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,543			664
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 61 - 90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current				1
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,313	391		527
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 91 - 120 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current				4
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	293	43		362
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 121-150 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		5		4
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	823	76		71
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 151-180 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current				2
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	175	93		163
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	873	89		90
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	10,960	8,198		9,555
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		2
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	59,498	29,300		22,285
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	718	579		1,494
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	3,879	2,545		2,225
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	2	8		484
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,369	1,551		2,494
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 31-60 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1	1		159
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		578
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 61-90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		23
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,248			1,244
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 61 - 90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1			1
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	601	300		561
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 91 - 120 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1	23		1
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	267	261		1,096
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 121-150 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		7
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	266	201		811
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	976	194		1,156
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	616	207		788
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 211-250 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current				1
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	9,103	9,919		15,664
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	389	339		382
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	11,364	12,048		12,198
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	990	1,414		3,789
Trade receivables, distribution [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	867,327	668,176		573,454
Non-current receivables		832		1,116
Trade receivables, distribution [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	42,000	45,496		72,717
Non-current receivables	994,592	1,062,077		880,208
Trade receivables, distribution [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Mass-market Customers [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	753,148	596,895		495,589
Non-current receivables		832		966
Trade receivables, distribution [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Mass-market Customers [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	39,867	43,041		66,368
Non-current receivables	994,231	1,061,679		874,505
Trade receivables, distribution [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Large customers [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	84,490	43,477		39,628
Non-current receivables				150
Trade receivables, distribution [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Large customers [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	749	640		1,532
Non-current receivables	110	202		3,858
Trade receivables, distribution [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Institutional customers [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	29,689	27,804		38,237
Trade receivables, distribution [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Institutional customers [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,384	1,815		4,817
Non-current receivables	$ 251	$ 196		$ 1,845

[1]	See Note 3.